UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	COMMON STOCKS – 97.8%
	Aerospace & Defense – 2.2%
211,408	Lockheed Martin Corporation	$ 65,147,489
	Automobiles – 2.1%
1,461,410	General Motors Company	62,811,402
	Banks – 6.5%
1,069,086	JPMorgan Chase & Co.	107,560,742
1,546,532	Wells Fargo & Company	86,822,307
	Total Banks	194,383,049
	Beverages – 2.4%
646,767	PepsiCo, Inc.	71,293,126
	Biotechnology – 2.4%
817,975	AbbVie Inc.	73,822,244
	Capital Markets – 2.6%
166,312	BlackRock Inc.	78,304,679
	Chemicals – 5.0%
595,577	Monsanto Company	72,124,375
541,533	Praxair, Inc.	79,128,802
	Total Chemicals	151,253,177
	Communications Equipment – 2.6%
2,258,272	Cisco Systems, Inc.	77,119,989
	Containers & Packaging – 2.4%
618,193	Packaging Corporation of America	71,877,300
	Diversified Telecommunication Services – 2.0%
1,832,494	AT&T Inc.	61,663,423
	Electric Utilities – 3.0%
578,842	NextEra Energy Inc.	89,761,029
	Energy Equipment & Services – 1.4%
683,191	Schlumberger Limited	43,724,224
	Equity Real Estate Investment Trust – 1.6%
771,652	CyrusOne Inc.	47,371,716
NUVEEN      1

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 2.3%
996,534	CVS Health Corporation	$ 68,292,475
	Food Products – 1.7%
1,205,326	Mondelez International Inc.	49,936,656
	Health Care Equipment & Supplies – 4.9%
369,077	Becton, Dickinson and Company	77,015,298
887,952	Medtronic, PLC	71,497,895
	Total Health Care Equipment & Supplies	148,513,193
	Health Care Providers & Services – 3.2%
454,804	UnitedHealth Group Incorporated	95,608,897
	Household Durables – 1.7%
307,594	Whirlpool Corporation	50,423,884
	Household Products – 1.9%
801,546	Colgate-Palmolive Company	56,468,916
	Industrial Conglomerates – 2.6%
538,480	Honeywell International Inc.	77,627,277
	Insurance – 4.6%
453,875	Ace Limited	68,453,427
844,630	Marsh & McLennan Companies, Inc.	68,355,906
	Total Insurance	136,809,333
	IT Services – 5.5%
566,044	Accenture Limited	80,582,024
919,453	Fidelity National Information Services	85,288,460
	Total IT Services	165,870,484
	Machinery – 1.7%
585,129	Ingersoll Rand Company Limited, Class A	51,842,429
	Media – 4.6%
1,372,628	Comcast Corporation, Class A	49,455,787
2,020,751	Interpublic Group of Companies, Inc.	38,899,457
502,057	Walt Disney Company	49,106,195
	Total Media	137,461,439
	Multi-Utilities – 2.1%
926,789	WEC Energy Group, Inc.	62,456,311
	Oil, Gas & Consumable Fuels – 5.4%
571,102	Chevron Corporation	66,185,011
1,039,553	Phillips 66	94,682,487
	Total Oil, Gas & Consumable Fuels	160,867,498
2      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals – 4.8%
513,870	Johnson & Johnson	$71,638,616
2,053,512	Pfizer Inc.	71,996,131
	Total Pharmaceuticals	143,634,747
	Professional Services – 1.6%
1,290,582	Nielsen Holdings PLC	47,841,875
	Road & Rail – 2.0%
514,994	Union Pacific Corporation	59,631,155
	Software – 4.1%
1,476,638	Microsoft Corporation	122,826,749
	Specialty Retail – 2.5%
930,857	Lowe's Companies, Inc.	74,422,017
	Technology Hardware, Storage & Peripherals – 4.4%
790,493	Apple, Inc.	133,624,937
	Total Long-Term Investments (cost $1,970,390,897)	2,932,693,119

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$ 64,374	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/17, repurchase price $64,374,453, collateralized by $65,645,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $65,665,219	0.120%	11/01/17	$ 64,374,238
	Total Short-Term Investments (cost $64,374,238)			64,374,238
	Total Investments (cost $2,034,765,135) – 99.9%			2,997,067,357
	Other Assets Less Liabilities – 0.1%			1,840,824
	Net Assets – 100%			$ 2,998,908,181
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      3

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,932,693,119	$ —	$ —	$2,932,693,119
Short-Term Investments:
Repurchase Agreements	—	64,374,238	—	64,374,238
Total	$2,932,693,119	$64,374,238	$ —	$2,997,067,357
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$2,042,351,629
Gross unrealized:
Appreciation	$ 994,445,758
Depreciation	(39,730,030)
Net unrealized appreciation (depreciation) of investments	$ 954,715,728
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
4      NUVEEN

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Aerospace & Defense – 4.3%
1,271	Lockheed Martin Corporation	$391,671
6,181	Safran SA, (2)	650,997
	Total Aerospace & Defense	1,042,668
	Automobiles – 3.4%
5,328	Daimler AG, (2)	444,814
8,605	General Motors Company	369,843
	Total Automobiles	814,657
	Banks – 10.9%
146,200	BOC Hong Kong Holdings Limited, (2)	696,667
6,184	JPMorgan Chase & Co.	622,172
539,676	Lloyds Banking Group PLC, (2)	489,179
6,900	Toronto-Dominion Bank	392,253
7,802	Wells Fargo & Company	438,004
	Total Banks	2,638,275
	Beverages – 3.3%
3,408	Heineken NV, (2)	332,051
4,141	PepsiCo, Inc.	456,462
	Total Beverages	788,513
	Biotechnology – 1.9%
4,957	AbbVie Inc.	447,369
	Capital Markets – 2.6%
8,492	Macquarie Group Limited, (2)	640,635
	Containers & Packaging – 4.8%
50,125	Amcor Limited, (2)	608,342
4,687	Packaging Corporation of America	544,958
	Total Containers & Packaging	1,153,300
	Diversified Financial Services – 2.0%
28,300	Orix Corporation, (2)	486,579
	Diversified Telecommunication Services – 2.9%
9,789	AT&T Inc.	329,400
298,487	HKT Trust & HKT Limited	364,242
	Total Diversified Telecommunication Services	693,642
NUVEEN      5

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 4.4%
4,205	NextEra Energy Inc.	$652,069
22,628	Scottish and Southern Energy PLC, (2)	415,584
	Total Electric Utilities	1,067,653
	Energy Equipment & Services – 1.4%
5,179	Schlumberger Limited	331,456
	Equity Real Estate Investment Trust – 1.5%
6,006	CyrusOne Inc.	368,708
	Food Products – 2.0%
6,049	Groupe Danone, (2)	494,392
	Health Care Equipment & Supplies – 3.8%
2,360	Becton, Dickinson and Company	492,461
5,229	Medtronic, PLC	421,039
	Total Health Care Equipment & Supplies	913,500
	Health Care Providers & Services – 2.7%
3,144	UnitedHealth Group Incorporated	660,932
	Hotels, Restaurants & Leisure – 1.4%
15,846	Compass Group PLC, (2)	347,889
	Household Durables – 1.1%
1,645	Whirlpool Corporation	269,665
	Household Products – 1.6%
4,264	Reckitt and Benckiser, (2)	381,486
	Industrial Conglomerates – 2.3%
3,937	Honeywell International Inc.	567,558
	IT Services – 2.0%
5,240	Fidelity National Information Services	486,062
	Media – 2.7%
10,919	Comcast Corporation, Class A	393,412
15,312	WPP Group PLC, (2)	270,704
	Total Media	664,116
	Oil, Gas & Consumable Fuels – 6.7%
3,576	Chevron Corporation	414,423
9,700	Enbridge Inc.	372,782
3,867	Phillips 66	352,206
8,689	Total SA, (2)	484,308
	Total Oil, Gas & Consumable Fuels	1,623,719
6      NUVEEN

Shares	Description (1)	Value
	Personal Products – 3.5%
1,588	L'Oreal, (2)	$353,431
8,768	Unilever NV, (2)	496,917
	Total Personal Products	850,348
	Pharmaceuticals – 3.7%
12,582	Pfizer Inc.	441,125
4,854	Sanofi-Synthelabo, SA, (2)	459,608
	Total Pharmaceuticals	900,733
	Professional Services – 3.0%
16,837	Experian PLC, (2)	354,727
9,889	Nielsen Holdings PLC	366,585
	Total Professional Services	721,312
	Road & Rail – 1.7%
3,596	Union Pacific Corporation	416,381
	Software – 5.6%
9,318	Microsoft Corporation	775,071
5,148	SAP SE, (2)	588,223
	Total Software	1,363,294
	Specialty Retail – 1.4%
4,266	Lowe's Companies, Inc.	341,067
	Technology Hardware, Storage & Peripherals – 3.2%
4,608	Apple, Inc.	778,936
	Trading Companies & Distributors – 1.6%
22,325	Itochu Corporation, (2)	391,059
	Wireless Telecommunication Services – 3.6%
16,600	KDDI Corporation, (2)	442,268
149,691	Vodafone Group PLC, (2)	428,167
	Total Wireless Telecommunication Services	870,435
	Total Long-Term Investments (cost $19,627,174)	23,516,339

NUVEEN      7

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.3%
	REPURCHASE AGREEMENTS – 4.3%
$ 1,031	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/17, repurchase price $1,031,402, collateralized by $1,055,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $1,055,325	0.120%	11/01/17	$ 1,031,399
	Total Short-Term Investments (cost $1,031,399)			1,031,399
	Total Investments (cost $20,658,573) – 101.3%			24,547,738
	Other Assets Less Liabilities – (1.3)%			(304,755)
	Net Assets – 100%			$ 24,242,983
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,258,312	$10,258,027	$ —	$23,516,339
Short-Term Investments:
Repurchase Agreements	—	1,031,399	—	1,031,399
Total	$13,258,312	$11,289,426	$ —	$24,547,738
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$20,751,790
Gross unrealized:
Appreciation	$ 4,198,433
Depreciation	(402,485)
Net unrealized appreciation (depreciation) of investments	$ 3,795,948
8      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
NUVEEN      9

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.7%
	COMMON STOCKS – 96.7%
	Aerospace & Defense – 3.6%
2,071	Safran SA, (2)	$ 218,122
	Automobiles – 3.4%
2,467	Daimler AG, (2)	205,960
	Banks – 17.6%
46,000	BOC Hong Kong Holdings Limited, (2)	219,197
6,259	Danske Bank A/S, (2)	238,865
7,655	ForeningsSparbanken AB, (2)	189,980
214,032	Lloyds Banking Group PLC, (2)	194,005
3,778	Toronto-Dominion Bank	214,773
	Total Banks	1,056,820
	Beverages – 2.3%
1,387	Heineken NV, (2)	135,139
	Biotechnology – 2.4%
6,121	Grifols SA., Class B Shares, (2)	143,768
	Capital Markets – 3.2%
2,575	Macquarie Group Limited, (2)	194,258
	Chemicals – 6.1%
1,913	Koninklijke DSM NV, (2)	163,212
929	Linde AG, (3)	200,143
	Total Chemicals	363,355
	Containers & Packaging – 3.3%
16,294	Amcor Limited, (2)	197,752
	Diversified Financial Services – 2.9%
10,200	Orix Corporation, (2)	175,375
	Diversified Telecommunication Services – 2.7%
131,000	HKT Trust & HKT Limited	159,859
	Electric Utilities – 6.4%
9,581	Red Electrica Corporacion SA, (2), (3)	212,147
9,160	Scottish and Southern Energy PLC, (2)	168,232
	Total Electric Utilities	380,379
10      NUVEEN

Shares	Description (1)	Value
	Food Products – 2.8%
2,072	Groupe Danone, (2)	$ 169,347
	Hotels, Restaurants & Leisure – 3.4%
9,130	Compass Group PLC, (2)	200,443
	Household Products – 1.9%
1,289	Reckitt and Benckiser, (2)	115,323
	Media – 2.3%
7,920	WPP Group PLC, (2)	140,019
	Oil, Gas & Consumable Fuels – 6.2%
4,420	Enbridge Inc.	169,866
3,585	Total SA, (2)	199,821
	Total Oil, Gas & Consumable Fuels	369,687
	Personal Products – 4.5%
567	L'Oreal, (2)	126,194
2,572	Unilever NV, (2)	145,765
	Total Personal Products	271,959
	Pharmaceuticals – 3.0%
1,912	Sanofi-Synthelabo, SA, (2)	181,041
	Professional Services – 3.9%
6,260	Experian PLC, (2)	131,888
2,706	Nielsen Holdings PLC	100,311
	Total Professional Services	232,199
	Real Estate Management & Development – 1.9%
42,500	CapitaLand Limited, (2)	114,452
	Software – 3.4%
1,753	SAP SE, (2)	200,302
	Trading Companies & Distributors – 3.8%
12,900	Itochu Corporation, (2)	225,965
	Wireless Telecommunication Services – 5.7%
6,100	KDDI Corporation, (2)	162,520
63,170	Vodafone Group PLC, (2)	180,688
	Total Wireless Telecommunication Services	343,208
	Total Long-Term Investments (cost $4,857,778)	5,794,732

NUVEEN      11

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9%
	REPURCHASE AGREEMENTS – 3.9%
$ 235	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/17, repurchase price $235,113, collateralized by $240,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $240,074	0.120%	11/01/17	$ 235,112
	Total Short-Term Investments (cost $235,112)			235,112
	Total Investments (cost $5,092,890) – 100.6%			6,029,844
	Other Assets Less Liabilities – (0.6)%			(36,420)
	Net Assets – 100%			$ 5,993,424
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$844,952	$4,949,780	$ —	$5,794,732
Short-Term Investments:
Repurchase Agreements	—	235,112	—	235,112
Total	$844,952	$5,184,892	$ —	$6,029,844
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$5,247,376
Gross unrealized:
Appreciation	$ 994,473
Depreciation	(212,005)
Net unrealized appreciation (depreciation) of investments	$ 782,468
12      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      13

Nuveen International Growth Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 93.9%
	COMMON STOCKS – 93.9%
	Aerospace & Defense – 2.1%
1,435,500	Bombardier Inc., Class B Shares	$3,037,683
54,318	Thales SA, (2)	5,660,665
	Total Aerospace & Defense	8,698,348
	Airlines – 0.9%
147,463	Azul S.A, ADR, (3)	3,729,339
	Banks – 5.9%
714,721	Banco Santander SA, (2)	4,845,315
157,278	HDFC Bank Ltd, (2)	4,398,280
384,875	Standard Chartered PLC, (2)	3,833,304
379,627	UniCredit SpA, (2), (3)	7,254,911
817,234	Unione di Banche Italiane S.p.A, (2)	3,835,632
	Total Banks	24,167,442
	Beverages – 1.6%
363,500	Arca Continental SAB de CV	2,313,332
355,675	Treasury Wine Estates Limited, (2)	4,269,499
	Total Beverages	6,582,831
	Biotechnology – 1.0%
555,616	Biotoscana Investments SA, (3)	3,991,372
	Capital Markets – 3.6%
537,761	Burford Capital Ltd	8,856,418
47,188	London Stock Exchange Group, (2)	2,356,519
1,268,530	Man Group PLC, (2)	3,262,121
	Total Capital Markets	14,475,058
	Chemicals – 2.1%
33,551	Laxness AG, (2)	2,630,688
56,600	Shin-Etsu Chemical Company Limited, (2)	5,969,103
	Total Chemicals	8,599,791
	Commercial Services & Supplies – 0.5%
75,104	Elis SA, (2), (3)	1,958,124
	Construction & Engineering – 1.0%
37,513	Eiffage SA, (2)	3,918,443
	Consumer Finance – 0.2%
29,012	Qudian Inc., Sponsored ADR, (3)	722,399
15      NUVEEN

Shares	Description (1)	Value
	Diversified Consumer Services – 1.2%
46,600	New Oriental Education & Technology Group, Inc., Sponsored ADR	$3,878,984
58,081	Rise Education Cayman Ltd, ADR, (3)	821,265
	Total Diversified Consumer Services	4,700,249
	Diversified Telecommunication Services – 1.7%
11,120,800	PT Telekomunikasi Indonesia Persero Tbk, (2)	3,318,077
1,158,713	SpeedCast International Limited, (2)	3,695,184
	Total Diversified Telecommunication Services	7,013,261
	Electrical Equipment – 0.8%
23,800	Nidec Corporation, (2)	3,164,994
	Electronic Equipment, Instruments & Components – 1.1%
8,100	Keyence Corporation, (2)	4,497,321
	Food Products – 2.1%
573,857	A2 Milk Co Ltd, (2), (3)	3,406,996
247,300	Ajinomoto Co Inc., (2)	4,974,832
	Total Food Products	8,381,828
	Health Care Equipment & Supplies – 2.0%
71,100	Asahi Intecc Company Limited	4,101,983
70,700	Hoya Corporation, (2)	3,841,183
	Total Health Care Equipment & Supplies	7,943,166
	Health Care Providers & Services – 1.1%
28,343	Fresenius Medical Care AG, (2)	2,744,224
160,036	Terveystalo OYJ, (3)	1,920,104
	Total Health Care Providers & Services	4,664,328
	Health Care Technology – 0.4%
64,873	Raysearch Laboratories AB, (2), (3)	1,437,932
	Hotels, Restaurants & Leisure – 1.8%
158,645	Melco PBL Entertainment, Limited, ADR	4,010,546
551,907	NH Hoteles SA, (2), (3)	3,489,404
	Total Hotels, Restaurants & Leisure	7,499,950
	Household Durables – 2.7%
3,006,257	Glenveagh Properties PLC, (3)	3,939,566
132,674	Neinor Homes S.L.U, (3)	2,726,951
97,709	Sony Corporation, Sponsored ADR	4,241,548
	Total Household Durables	10,908,065
	Industrial Conglomerates – 1.2%
49,978	DCC PLC, (2)	4,739,580
	Insurance – 3.4%
1,607,000	China Taiping Insurance Holdings Company Limited, (2)	5,299,488
NUVEEN      16

Nuveen International Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
988,000	Ping An Insurance (Group) Company of China Limited, (2)	$ 8,682,484
	Total Insurance	13,981,972
	Internet & Direct Marketing Retail – 0.4%
35,951	CTRIP.com, ADR, (3)	1,721,693
	Internet Software & Services – 5.9%
27,727	Alibaba Group Holding Limited, Sponsored ADR, (3)	5,126,445
28,030	Baidu Inc., Sponsored ADR, (3)	6,837,638
143,557	Baozun Inc., Sponsored ADR, (3)	4,506,254
71,971	Criteo SA, Sponsored ADR, (3)	3,006,229
101,100	Tencent Holdings Limited, (2)	4,543,949
	Total Internet Software & Services	24,020,515
	IT Services – 2.0%
520,271	GDS Holdings Limited, ADR, (3)	8,168,255
	Life Sciences Tools & Services – 1.9%
6,028	Eurofins Scientific, (2)	3,770,852
14,220	Lonza AG, (2)	3,777,702
	Total Life Sciences Tools & Services	7,548,554
	Machinery – 7.0%
83,600	Daifuku Company Limited, (2)	4,076,202
26,400	Fanuc Limited, (2)	6,172,951
72,900	Harmonic Drive Systems Inc., (2)	3,788,110
71,371	KION Group AG, (2)	5,718,791
233,587	Kornit Digital Limited, (3)	3,632,278
4,150,000	Weichai Power Company Limited, (2)	5,167,680
	Total Machinery	28,556,012
	Media – 0.7%
145,469	Altice NV, Class A Shares, (2), (3)	2,743,340
	Metals & Mining – 1.5%
309,048	Cobalt 27 Capital Corporation, (3)	2,203,892
79,145	Rio Tinto PLC, Sponsored ADR	3,793,420
	Total Metals & Mining	5,997,312
	Multiline Retail – 1.1%
568,735	Future Retail Limited, (2), (3)	4,563,626
	Oil, Gas & Consumable Fuels – 3.2%
146,300	Canadian Natural Resources Limited	5,105,361
192,253	Golar LNG, Limited	4,062,306
128,589	Royal Dutch Shell PLC, Class A, (2)	4,047,953
	Total Oil, Gas & Consumable Fuels	13,215,620
17      NUVEEN

Shares	Description (1)	Value
	Paper & Forest Products – 1.7%
1,732,000	Nine Dragons Paper Holdings Limited, (2)	$3,183,413
108,100	Norbord Incorporated	3,896,326
	Total Paper & Forest Products	7,079,739
	Personal Products – 1.1%
78,647	Unilever NV, (2)	4,457,236
	Pharmaceuticals – 1.8%
2,405,000	China Animal Healthcare Limited, (4)	200,381
28,562	Ipsen SA, (2)	3,453,360
67,200	Takeda Chemical Industries, (2)	3,789,064
	Total Pharmaceuticals	7,442,805
	Professional Services – 1.8%
294,800	Recruit Holdings Company Limited, (2)	7,227,801
	Real Estate Management & Development – 2.6%
743,478	Aroundtown Property Holdings PLC	5,222,221
541,161	Inmobiliaria Colonial SA, (2), (3)	5,152,107
	Total Real Estate Management & Development	10,374,328
	Road & Rail – 1.0%
53,237	DSV A/S, (2)	4,116,600
	Semiconductors & Semiconductor Equipment – 9.8%
50,483	AMS AG, (2)	4,605,903
29,533	Broadcom Limited	7,794,054
156,427	Infineon Technologies AG, (2)	4,326,461
19,081	Siltronic AG, (2), (3)	2,847,795
201,200	Sumco Corporation, (2)	4,431,744
344,612	Tower Semiconductor, Limited, (3)	11,392,873
443,142	X-FAB Silicon Foundries SE, (3)	4,547,667
	Total Semiconductors & Semiconductor Equipment	39,946,497
	Software – 0.9%
109,941	Micro Focus International, (2)	3,861,624
	Specialty Retail – 1.1%
29,600	Nitori Company Limited, (2)	4,301,808
	Technology Hardware, Storage & Peripherals – 1.6%
2,700	Samsung Electronics Company Limited, (2)	6,655,783
	Textiles, Apparel & Luxury Goods – 2.8%
21,253	Adidas-Salomon AG, (2)	4,730,556
729,000	Anta Sports Products Ltd, (2)	3,260,717
7,605	Kering, (2)	3,487,693
	Total Textiles, Apparel & Luxury Goods	11,478,966
NUVEEN      18

Nuveen International Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 1.0%
203,136	Indiabulls Housing Finance Ltd, (2)	$ 3,902,933
	Tobacco – 0.8%
50,438	British American Tobacco PLC, (2)	3,258,790
	Trading Companies & Distributors – 2.8%
185,830	Ashtead Group PLC, (2)	4,786,890
233,800	Monotaro Company Limited, (2)	6,438,293
	Total Trading Companies & Distributors	11,225,183
	Wireless Telecommunication Services – 1.0%
44,700	Softbank Corporation, (2)	3,961,409
	Total Common Stocks (cost $306,436,054)	381,602,222

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
714,721	Banco Santander SA	$ 34,134
	Total Common Stock Rights (cost $33,668)	34,134
	Total Long-Term Investments (cost $306,469,722)	381,636,356

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.7%
	REPURCHASE AGREEMENTS – 5.7%
$ 22,928	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/17, repurchase price $22,928,021, collateralized by $23,110,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $23,386,858	0.120%	11/01/17	$ 22,927,945
	Total Short-Term Investments (cost $22,927,945)			22,927,945
	Total Investments (cost $329,397,667) – 99.6%			404,564,301
	Other Assets Less Liabilities – 0.4%			1,737,283
	Net Assets – 100%			$ 406,301,584
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
19      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$129,308,402	$252,093,439	$200,381	$381,602,222
Common Stock Rights	34,134	—	—	34,134
Short-Term Investments:
Repurchase Agreements	—	22,927,945	—	22,927,945
Total	$129,342,536	$275,021,384	$200,381	$404,564,301
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$6,828,934	$(7,881,258)	$7,881,258	$(6,828,934)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$329,936,162
Gross unrealized:
Appreciation	$ 80,005,180
Depreciation	(5,377,041)
Net unrealized appreciation (depreciation) of investments	$ 74,628,139
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
NUVEEN      20

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Aerospace & Defense – 3.4%
34,200	General Dynamics Corporation	$6,941,916
20,300	Northrop Grumman Corporation	5,999,259
40,500	Raytheon Company	7,298,100
	Total Aerospace & Defense	20,239,275
	Air Freight & Logistics – 1.4%
36,900	FedEx Corporation	8,332,389
	Automobiles – 1.0%
51,400	Ferrari NV	6,151,552
	Banks – 1.1%
63,800	JPMorgan Chase & Co.	6,418,918
	Biotechnology – 1.9%
24,630	Biogen Inc, (2)	7,676,186
37,490	Celgene Corporation, (2)	3,785,365
	Total Biotechnology	11,461,551
	Capital Markets – 2.3%
107,400	Intercontinental Exchange Group, Inc	7,099,140
45,550	Moody's Corporation	6,486,776
	Total Capital Markets	13,585,916
	Chemicals – 2.8%
58,600	Ecolab Inc	7,656,676
22,310	Sherwin-Williams Company	8,815,796
	Total Chemicals	16,472,472
	Equity Real Estate Investment Trust – 2.0%
81,100	American Tower Corporation, REIT	11,651,637
	Health Care Equipment & Supplies – 4.2%
6,900	Align Technology, Inc, (2)	1,648,962
39,150	Becton, Dickinson and Company	8,169,430
360,700	Boston Scientific Corporation, (2)	10,150,098
49,455	Edwards Lifesciences Corporation, (2)	5,055,785
	Total Health Care Equipment & Supplies	25,024,275
	Health Care Providers & Services – 3.4%
11,850	Cigna Corporation	2,337,057
21      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
84,000	UnitedHealth Group Incorporated	$ 17,658,480
	Total Health Care Providers & Services	19,995,537
	Hotels, Restaurants & Leisure – 1.2%
95,800	Hilton Worldwide Holdings Inc.	6,924,424
	Industrial Conglomerates – 1.8%
73,900	Honeywell International Inc.	10,653,424
	Internet & Direct Marketing Retail – 9.4%
26,860	Amazon.com, Inc., (2)	29,687,821
77,870	Expedia, Inc.	9,707,274
31,700	NetFlix.com Inc, (2)	6,226,831
5,510	Priceline Group Incorporated, (2)	10,534,900
	Total Internet & Direct Marketing Retail	56,156,826
	Internet Software & Services – 13.1%
85,400	Alibaba Group Holding Limited, Sponsored ADR, (2)	15,789,606
14,520	Alphabet Inc., Class A, (2)	14,999,741
15,910	Alphabet Inc., Class C Shares, (2)	16,174,742
22,170	CoStar Group, Inc, (2)	6,556,778
134,450	Facebook Inc., Class A Shares, (2)	24,209,067
	Total Internet Software & Services	77,729,934
	IT Services – 11.3%
33,500	Automatic Data Processing, Inc.	3,894,710
67,850	Fidelity National Information Services	6,293,766
57,850	Fiserv, Inc, (2)	7,487,525
90,200	MasterCard, Inc	13,419,054
140,800	PayPal Holdings, Inc, (2)	10,216,448
234,300	Visa Inc	25,768,314
	Total IT Services	67,079,817
	Life Sciences Tools & Services – 3.3%
35,200	Illumina Inc, (2)	7,222,688
65,200	Thermo Fisher Scientific, Inc.	12,637,716
	Total Life Sciences Tools & Services	19,860,404
	Machinery – 1.1%
88,350	Fortive Corporation	6,384,171
	Media – 1.8%
32,000	Charter Communications, Inc., Class A, (2)	10,693,440
	Pharmaceuticals – 3.1%
103,200	Eli Lilly and Company	8,456,208
153,200	Zoetis Incorporated	9,777,224
	Total Pharmaceuticals	18,233,432
NUVEEN      22

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.6%
80,500	Union Pacific Corporation	$ 9,321,095
	Semiconductors & Semiconductor Equipment – 5.9%
66,000	ASML Lithography Holding NV	11,929,500
37,800	Broadcom Limited	9,975,798
36,500	NVIDIA Corporation	7,548,565
49,900	Skyworks Solutions Inc	5,681,614
	Total Semiconductors & Semiconductor Equipment	35,135,477
	Software – 15.3%
52,250	Adobe Systems Incorporated, (2)	9,152,110
59,200	Electronic Arts Inc., (2)	7,080,320
48,800	Intuit, Inc.	7,369,776
332,300	Microsoft Corporation	27,640,714
204,300	Salesforce.com, Inc., (2)	20,908,062
56,300	ServiceNow Inc., (2)	7,114,631
168,800	Splunk Inc, (2)	11,360,240
	Total Software	90,625,853
	Specialty Retail – 1.6%
58,850	Home Depot, Inc.	9,756,153
	Technology Hardware, Storage & Peripherals – 3.4%
120,175	Apple, Inc.	20,314,382
	Textiles, Apparel & Luxury Goods – 1.5%
166,300	Nike, Inc., Class B	9,144,837
	Total Long-Term Investments (cost $341,167,980)	587,347,191

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$ 6,812	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/17, repurchase price $64,374,453, collateralized by $65,645,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $65,665,219	0.120%	11/01/17	$ 6,812,106
	Total Short-Term Investments (cost $6,812,106)			6,812,106
	Total Investments (cost $347,980,086) – 100.1%			594,159,297
	Other Assets Less Liabilities – (0.1)%			(394,476)
	Net Assets – 100%			$ 593,764,821
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
23      NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$587,347,191	$ —	$ —	$587,347,191
Short-Term Investments:
Repurchase Agreements	—	6,812,106	—	6,812,106
Total	$587,347,191	$6,812,106	$ —	$594,159,297
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$350,432,155
Gross unrealized:
Appreciation	$248,472,123
Depreciation	(4,744,981)
Net unrealized appreciation (depreciation) of investments	$243,727,142
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
NUVEEN      24

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017